Critical accounting estimates and judgment in applying accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Sensitivity Analysis of DPAC And VOBA Balances to Changes in Expected Long Term Equity Growth Rate Explanatory
Sensitivity analysis of DPAC and VOBA balances to changes in in expected long-term equity growth rate

	2022	2021

Estimated approximate effect	DPAC /VOBA	DPAC /VOBA

1% decrease in the expected long-term equity growth rate	(113)	(95)

Sensitivity Analysis of Net Result to Changes in Various Underwriting Risks Explanatory
Sensitivity analysis of net result to changes in various underwriting risks

	2022	2021

Estimated approximate effect	Net Result	Net Result

10% increase to mortality assumption	(222)	(128)

20% increase in the lapse rate assumption	15	71

Sensitivity Analysis of GPV to Changes in Various Underwriting Risks Explanatory
Sensitivity analysis of GPV to changes in various underwriting risks

	2022	2021
Estimated approximate effect	GPV	GPV
5% increase in the utilization rates	208	195

5% decrease in the utilization rates	(222)	(201)

10% decrease expected mortality	129	122

10% increase expected mortality	(123)	(114)